Liability for Unpaid Claims and Claim Adjustment Expenses - Liabilities for Unpaid Claims, Net of Reinsurance (Details) $ in Millions	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) claim	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Total liabilities for unpaid claims, net of reinsurance		$ 301.5
Medical Stop-Loss
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance		852.7
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance		712.0
Short duration contracts, Total liabilities for unpaid claims, net of reinsurance		140.7
Short duration contracts, Related IBNR Reserves	$ 147.0	115.3
Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance		437.9
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance		283.6
Short duration contracts, Liabilities for unpaid claims prior to 2016, net of reinsurance		2.7
Short duration contracts, Total liabilities for unpaid claims, net of reinsurance		157.0
Short duration contracts, Related IBNR Reserves	53.5	43.1
2013 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance		27.5	$ 26.6	$ 23.0	$ 23.5	$ 21.9
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance		22.8	22.0	21.3	19.7	$ 15.1
Short duration contracts, Related IBNR Reserves		$ 0.0
Short duration contracts, Cumulative Number of Reported Claims | claim		16,249
2014 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance		$ 56.1	56.2	42.1	41.3
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance		39.8	35.9	32.6	$ 25.3
Short duration contracts, Related IBNR Reserves		$ 0.0
Short duration contracts, Cumulative Number of Reported Claims | claim		30,678
2015 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance		$ 90.8	92.1	73.6
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance		66.1	57.1	$ 39.9
Short duration contracts, Related IBNR Reserves		$ 0.0
Short duration contracts, Cumulative Number of Reported Claims | claim		37,966
2016 | Medical Stop-Loss
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance		$ 387.9	380.0
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance		380.9	278.5
Short duration contracts, Liabilities for unpaid claims prior to 2016, net of reinsurance		0.0
Short duration contracts, Related IBNR Reserves		$ 5.8
Short duration contracts, Cumulative Number of Reported Claims | claim		4,806
2016 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance		$ 105.6	106.5
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance		74.2	$ 53.4
Short duration contracts, Related IBNR Reserves		$ 0.7
Short duration contracts, Cumulative Number of Reported Claims | claim		35,152
2017 | Medical Stop-Loss
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance		$ 464.8
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance		331.1
Short duration contracts, Related IBNR Reserves	9.6	$ 109.5
Short duration contracts, Cumulative Number of Reported Claims | claim		2,992
2017 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance		$ 157.9
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance		80.7
Short duration contracts, Related IBNR Reserves	7.3	$ 42.4
Short duration contracts, Cumulative Number of Reported Claims | claim		36,690
2018 | Medical Stop-Loss
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Related IBNR Reserves	137.4
2018 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Related IBNR Reserves	$ 46.2